Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Schedule of Cumulative Allowance for Changes in Expected Cash Flows

The following tables set forth the activity in the cumulative allowance for changes in expected cash flows from financial royalty assets, inclusive of the cumulative allowance for credit losses, as of the dates indicated (in thousands):

Activity for the period
Balance at December 31, 2020 (a)	$(1,263,824)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(283,617)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	27,296
Current period provision for credit losses (b)	(35,941)

Balance at March 31, 2021	$(1,556,086)

(a)	Includes $323.7 million related to cumulative allowance for credit losses.
(b)

Primarily related to provision for credit losses resulting from increases to our portfolio of financial royalty assets in the three months ended March 31, 2021, predominantly the $100.0 million increase to our zavegepant financial royalty asset related to the funding payment we made to Biohaven upon the start of the oral zavegepant Phase 3 program and a new royalty interest in the cabozantinib products.

The following table sets forth the activity in the cumulative allowance for changes in expected cash flows from financial royalty assets, inclusive of the cumulative allowance for credit losses, as of the dates indicated (in thousands):

Activity for the year
Balance at December 31, 2017	$(2,045,868)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(284,214)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	341,548
Reversal of cumulative allowance (a)	5,637

Balance at December 31, 2018	(1,982,897)

Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(322,717)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	1,342,038
Reversal of cumulative allowance (a)	95,158

Balance at December 31, 2019	(868,418)

Cumulative adjustment for adoption of ASU 2016-13	(192,705)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets	(645,612)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets	570,959
Reversal of cumulative allowance (a)	2,964
Write off of credit loss allowance (b)	25,174
Current period provision for credit losses (c)	(156,186)

Balance at December 31, 2020	$(1,263,824)

(a)

Relates to amounts reversed out of the allowance at the end of a financial royalty asset’s life to bring the account balance to zero. Reversals solely impact the asset account and allowance account, there is no impact on the consolidated statements of comprehensive income.

(b)	Relates to amounts reversed out of the credit loss allowance associated with omecamtiv mecarbil as a result of the write-off of the related financial royalty asset balance of $90.2 million.
(c)

Primarily related to the allowance for credit losses resulting from increases to our portfolio of financial royalty assets in 2020, predominantly the final tranche of Tazverik, zavegepant, and the residual interest in the cystic fibrosis franchise.